Shareholder Report, Line Graph (Details) - USD ($)	Aug. 17, 2020	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
C000215717
Account Value [Line Items]
Line Graph and Table Measure Name	Anfield Dynamic Fixed Income ETF
Account Value	$ 10,000	$ 9,262	$ 8,829	$ 8,890	$ 9,847
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 9,233	$ 8,784	$ 9,091	$ 10,002